INTANGIBLE ASSETS (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS	Intangible assets consist of the following:
	(Unaudited)
As of:	March 31, 2022	December 31, 2021
Intangible assets	$194,513	$189,956
Intangible assets	$194,513	$189,956
Intangible assets consist of the following:
As of December 31, 2021
Website development costs	$189,956
Intangible assets	$189,956